INCOME TAXES - Income Tax Recognized in Profit or Loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Current income tax expense	$ 250	$ 318	$ 106
Origination and reversal of temporary differences	29	53	92
Changes in tax rates or the imposition of new taxes	(20)	(11)	(41)
Previously unrecognized deferred taxes	19	4	16
Net income before income tax	928	1,170	747
Income tax expense calculated at the domestic rates applicable to profits in the country concerned	354	278	304
Change in substantively enacted tax rates	(20)	(11)	(41)
Earnings from investments in associates and joint ventures	(50)	(3)	(12)
Portion of gains subject to different tax rates	34	141	2
Taxable income attributable to non-controlling interests	(62)	(35)	(65)
International operations subject to different tax rates	(6)	(17)	(39)
Deferred tax assets not recognized	19	4	15
Permanent differences and other	9	7	9
Total income tax expense	$ 278	$ 364	$ 173